Investments in Joint Ventures - Summary of Aggregate Financial Information of Joint Ventures (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [Line Items]
Share of the joint ventures' profit for the year	¥ 17	¥ 34	¥ 49
Aggregate carrying amount of the Group's interests in the joint ventures	627	577	¥ 557
Joint ventures [member]
Disclosure of joint ventures [Line Items]
Share of the joint ventures' total comprehensive income	¥ 17	¥ 34